Share Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jun. 01, 2024	May 18, 2020	Mar. 19, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation [Line Items]
Restricted amount				$ 26	$ 26	$ 25
General and administrative expenses				$ 6,465	$ 11,084	$ 5,438
Options Isued in 2020 [Member]
Share Based Compensation [Line Items]
Options granted (in Shares)		521	11,719
Exercise price (in Dollars per share)		$ 1.92	$ 240
Purchase of aggregate shares (in Shares)				521	521
Aggregate intrinsic value
Ordinary Shares Issued in 2022 [Member]
Share Based Compensation [Line Items]
Ordinary shares issued (in Shares)						328,798
General and administrative expenses						$ 2,291
Selling and marketing expenses						47
Research and development expenses						$ 1,048
Ordinary Shares Issued in 2023 [Member]
Share Based Compensation [Line Items]
Ordinary shares issued (in Shares)					12,912,096
General and administrative expenses					$ 6,467
Selling and marketing expenses					28
Research and development expenses					$ 1,274
Shares Issued in 2024 [Member]
Share Based Compensation [Line Items]
Exercise price (in Dollars per share)				$ 50,000
Ordinary shares issued (in Shares)	1,000,000
General and administrative expenses	$ 160
Closing share price (in Dollars per share)	$ 0.16
Share-based compensation expense				$ 47
Restricted amount				$ 113
Weighted average term				1 year 5 months 1 day
Ordinary Shares [Member]
Share Based Compensation [Line Items]
Purchase of aggregate shares (in Shares)					4,668,704
General and administrative expenses				$ 4